SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

Basis of Presentation and Principles of Consolidation, continued

These consolidated financial statements include the financial statements of Argentex and SCRN. All significant intercompany balances and transactions have been eliminated from the consolidated financial results.

Comparative Figures

Certain prior period amounts in the consolidated financial statements and notes thereto have been reclassified to conform to the current period’s presentation. Expenses of $58,762 recorded as consulting fees during the year ended January 31, 2012 were reclassified to mineral property interests expense, with no change to the Company’s reported loss.

Use of Estimates

The preparation of the Company's consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. The more significant areas requiring the use of management’s estimates and assumptions relate to indications of impairment for mineral property interests; valuation allowances for deferred tax assets; and estimates with respect to assumptions regarding stock-based compensation expense. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ significantly from these estimates.

Foreign Currency

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian dollar (“CDN$”). The functional currency of SCRN is the U.S. dollar (“US$”).

The accounts of the Company are translated into our reporting currency, the U.S. dollar as follows:

a)	all of the assets and liabilities are translated at the rate of exchange in effect on the date of the balance sheets;

b)	revenue and expenses are translated at the exchange rate approximating those in effect on the date of the transactions; and

c)	exchange gains and losses arising from translation are included in accumulated other comprehensive income/loss, which is a separate component of equity.

Monetary assets and liabilities denominated in foreign currencies are translated using period end foreign currency exchange rates and expenses are translated using average foreign currency exchange rates during the reporting periods in which the expenses were transacted. Non-monetary assets and liabilities are translated at their historical foreign currency exchange rates. Gains and losses resulting from foreign exchange transactions are included in the determination of net income/loss for the period.

Fair Value Measurements

FASB ASC topic 820 establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

  Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

  Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Cash and Cash Equivalents, and Short-term Investments

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents and investments with initial maturities of more than three months to be short-term investments. The following tables summarize the Company’s financial assets’ adjusted cost, unrealized gains and fair value by significant investment category recorded as cash and cash equivalents as of January 31, 2013 and January 31, 2012:

January 31, 2013

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$2,116,467	$675	$2,117,142	$2,117,142
January 31, 2012
		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$9,246,422	$2,885	$9,249,307	$9,249,307

The Company’s cash equivalent instruments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The Company had no transfers between level 1 and level 2 during the year.

Property, Plant and Equipment

Equipment is recorded at cost and depreciated using the declining balance method over their estimated useful lives at 20% for furniture, fixtures and exploration equipment and 30% for computer equipment. Buildings are recorded at cost and depreciated using the straight line method over their estimated useful lives of 10 years.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. An impairment loss is recognized when the carrying amount exceeds its estimated recoverable value.

Mineral Property Interests

The Company is primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition costs and mineral exploration rights are initially capitalized when incurred. Mineral property exploration costs are expensed as incurred. The Company assesses the carrying costs for impairment when indicators of impairment exist. If proven and probable reserves are established for a property and it has been determined that a mineral property can be economically developed, development costs will be amortized using the units-of-production method over the established life of the reserve.

As of the date of these financial statements, the Company has yet to establish proven or probable reserves on any of its mineral properties.

Realization of the Company’s investment in and expenditures on mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of permits and the potential for problems arising from government conveyance accuracy, prior unregistered agreements or transfers, indigenous land claims, confirmation of physical boundaries, and title may be affected by undetected defects. The Company does not carry title insurance. The Company has evaluated title to all of its mineral properties and believes, to the best of its knowledge, that evidence of title is adequate and acceptable given the current stage of exploration.

Asset Retirement Obligations

The Company records the fair value of estimated asset retirement obligations (“AROs”) associated with tangible long-lived assets once there is a legal obligation to settle under existing or enacted law, statute, written or oral contract or by legal construction. These obligations, which are initially estimated based on discounted cash flow estimates, are accreted to full value over time through charges to operations. In addition, asset retirement costs (“ARCs”) would be capitalized as part of the related asset’s carrying value and are depreciated (primarily on a unit-of-production basis) over the asset’s respective useful life. Reclamation costs for future remeditation will be recognized as an ARO and a related ARC in the period when an ARO arises. Changes in regulations or laws, any instances of non-compliance with laws or regulations that result in fines, or any unforeseen environmental contamination could result in a material impact to the amounts charged to earnings for reclamation and remediation. Significant judgments and estimates are made when estimating the fair value of AROs. Expected cash flows relating to AROs could occur over long periods of time and the assessment of the extent of environmental remediation work is highly subjective. Considering all of these factors that go into the determination of an ARO, the fair value of the AROs can materially change over time.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment. A valuation allowance is applied when in management’s view it is more likely than not ( 50%) that such deferred tax will not be utilized.

The Company’s operations involve dealing with uncertainties and judgments in applying complex tax regulations in Canada, the United States, and Argentina. The final taxes paid are dependent upon many factors including negotiations with tax authorities in various jurisdictions. The Company records potential withholding tax, value added tax and mineral property tax liabilities based on management’s estimate of whether and the extent to which taxes may be refunded or deemed payable.

In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax position would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable. As of January 31, 2013, management of the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities. However, as a result of the Company’s change in its corporate jurisdiction from the United States to Canada, management of the Company believes that it may encounter certain uncertain tax positions as follows:

United States Federal Income Tax Consequences

The change in the Company’s corporate jurisdiction for U.S. federal income tax purposes is treated as the transfer of the assets from the United States to Canada. The Company has recognized a gain on the assets held by it at the time of the change in its corporate jurisdiction to the extent that the fair market value of the transferred assets exceeded their respective accounting values. The calculation of the gain was made separately for each asset held by the Company. The determination of fair market value was estimated by the Company’s management and is subject to review by U.S. tax authorities. In addition, the Company may still be treated as a U.S. corporation and taxed on its worldwide income and/or classified as a passive foreign investment company.

Canadian Federal Income Tax Consequences

As a result of the merger, Argentex Delaware as the non-surviving corporation is considered to have disposed of its assets to Argentex Nevada for proceeds equal to their fair market value. Argentex Delaware is subject to Canadian federal income tax liabilities with respect to any gains realized as a result of the deemed disposition of all of its assets that constitute “taxable Canadian property” for the purposes of the Canadian federal income tax. As a result of the continuation, Argentex BC is deemed to have disposed of, and immediately thereafter reacquired, all of its assets at their then fair market value. Gains arising on the deemed disposition of taxable Canadian property of Argentex BC, if any, are subject to tax in Canada. However, if the adjusted cost base of the assets of Argentex BC is equal to the fair market value of the assets, due to the assets having been acquired by Argentex Nevada in the course of the merger shortly prior to the continuation in a disposition deemed to have taken place at fair market value, then no gain should be realized by Argentex BC.

As at January 31, 2013, the Company had net operating loss carry forwards; however, due to the uncertainty of realization, the Company has provided a full valuation allowance for the potential deferred tax assets resulting from these losses carry forwards.

Basic and Diluted Net Loss per Common Share

Basic net loss per share includes no potential dilution and is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share reflects the potential dilution of securities that could share in the loss of the Company. The 22,686,706 common shares potentially issuable on the exercise of stock options and warrants were not included in the calculation of weighted average number of shares outstanding because the effect is anti-dilutive. Accordingly, diluted net loss per share is equal to basic net loss per share.

Other Comprehensive Income/Loss

Other comprehensive income/loss reflects changes in equity that result from transactions and economic events from non-owner sources.

Stock Based Compensation

The Company follows ASC 718, Compensation - Stock Compensation , which addresses the accounting for stock based payment transactions, requiring such transactions to be accounted for using the fair value method. Awards of shares for property or services are recorded at the more readily measurable of the fair value of the stock and the fair value of the preparation service. The Company uses the Black-Scholes option-pricing model to determine the grant date fair-value of stock based awards under ASC 718. The fair value is recorded in expenses depending on the terms and conditions of the award, and the nature of the relationship of the recipient of the award to the Company. The Company records the grant date fair value in expenses in line with the period over which it was earned. For employees and management this is typically considered to be the vesting period of the award. For consultants the fair value of the award is recorded in expenses over the term of the service period, and unvested amounts are revalued at each reporting period over the service period. The Company estimates the expected forfeitures and updates the valuation accordingly.

Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income . The updated guidance requires expanded disclosures for amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. Accordingly, the Company will adopt ASU No. 2013-02 commencing February 1, 2013. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-04, ''Technical Corrections and Improvements ". The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. We will adopt ASU 2012-02 effective February 1, 2013 however we do not expect such adoption to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, " Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update) " in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, " Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment " in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles Goodwill and Other General Intangibles Other than Goodwill . The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for non-public entities, have not yet been made available for issuance. We will adopt ASU 2012-02 effective February 1, 2013 however we do not expect such adoption to have a material impact on our financial position or results of operations.

In November 2011, ASC guidance was issued related to disclosures about offsetting assets and liabilities. The new standard requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The update is effective for the Company’s fiscal year beginning February 1, 2013, and interim periods within those annual periods. Retrospective application is required. In January 2013, ASC guidance was issued to clarify that the disclosure requirements are limited to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.